Derivative Instruments - Additional Information (Details)			9 Months Ended
	May 01, 2017	Jun. 01, 2016 USD ($) vessel	Sep. 30, 2017 USD ($) tranche $ / shares NOK / Derivative shares	Sep. 30, 2017 NOK / shares	Dec. 31, 2016 USD ($)
Derivative [Line Items]
Stock purchase warrant			$ 3,022,000		$ 4,538,000
Interest rate swap agreements
Derivative [Line Items]
Derivative, description of objective			The Company enters into interest rate swap agreements which exchange a receipt of floating interest for a payment of fixed interest to reduce the Company’s exposure to interest rate variability on its outstanding floating-rate debt.
Stock purchase warrant			$ 3,022,000		4,251,000
Stock purchase warrant
Derivative [Line Items]
Stock purchase warrant					$ 287,000
Stock purchase warrant | Tanker Investments Ltd.
Derivative [Line Items]
Fixed price of stock purchase warrants, per share (usd per share) | (per share)			$ 10	NOK 61.67
Number of tranches | tranche			4
Consecutive trading days			10 days
Number of tranches vested | tranche			2
Stock purchase warrant			$ 0
Stock purchase warrant | Tanker Investments Ltd. | Maximum
Derivative [Line Items]
Number of shares available through exercise of stock purchase warrant (shares) | shares			750,000
Stock purchase warrant | Tanker Investments Ltd. | Minimum | Tranche One
Derivative [Line Items]
Fair market value of the shares | NOK / Derivative			77.08
Stock purchase warrant | Tanker Investments Ltd. | Minimum | Tranche Two
Derivative [Line Items]
Fair market value of the shares | NOK / Derivative			92.5
Stock purchase warrant | Tanker Investments Ltd. | Minimum | Tranche Three
Derivative [Line Items]
Fair market value of the shares | NOK / Derivative			107.91
Stock purchase warrant | Tanker Investments Ltd. | Minimum | Tranche Four
Derivative [Line Items]
Fair market value of the shares | NOK / Derivative			123.33
Time-charter swap agreement
Derivative [Line Items]
Aframax equivalent vessel percent		55.00%	55.00%
Derivative, number of vessel-equivalents in swap agreement | vessel		2
Agreement daily receivable		$ 27,776
Derivative, brokerage fee, percent		1.25%
Derivative, deduction from daily payments made		$ 500
Derivative, term of contract (in months)		11 months
Derivative, term of contract extension, counterparty option (in months)	2 months	2 months
Forward freight agreements
Derivative [Line Items]
Derivative, description of objective			The Company uses forward freight agreements (or FFAs) in non-hedge-related transactions to increase or decrease its exposure to spot market rates, within defined limits.